Securities - Narrative (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2022
Debt Securities, Available-for-sale [Line Items]
Debt securities, available-for-sale, allowance for credit loss, excluding accrued interest	$ 0			$ 0
Debt securities, available-for-sale, accrued interest, after allowance for credit loss	$ 12,900,000	$ 14,300,000
Debt Securities, Available-for-Sale, Accrued Interest, after Allowance for Credit Loss, Statement of Financial Position [Extensible Enumeration]	Other assets	Other assets
Debt securities, available-for-sale, accrued interest writeoff	$ 0
Other-than-temporary impairment loss, available for sale securities		$ 0	$ 0
Held-to-maturity debt securities, fair value	423,226,000	0
Debt securities, held-to-maturity, allowance for credit loss, excluding accrued interest	0
Debt securities, held-to-maturity, accrued interest, after allowance for credit loss	$ 1,000,000
Debt Securities, Held-to-Maturity, Accrued Interest, after Allowance for Credit Loss, Statement of Financial Position [Extensible Enumeration]	Other assets
Debt securities, held-to-maturity, accrued interest, writeoff	$ 0
Debt securities, available-for-sale and held-to-maturity, fair value	7,114,004,000
Callable Securities
Debt Securities, Available-for-sale [Line Items]
Debt securities, available-for-sale and held-to-maturity, fair value	$ 900,000,000	$ 1,100,000,000